Long-term Investments	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS [Abstract]
Long-term Investments

8.     LONG-TERM INVESTMENTS

As of December 31, 2017 and 2018, the aggregate carrying value of all equity investments was US$30,152 and US$63,305, respectively. The Sogou Group’s equity investments mainly consisted of equity interests held by the Sogou Group in the following entities:

·                  Zhihu Technology Limited, a company that engages primarily in the business of operating an online question and answer-based knowledge and information sharing platform; and

·                  Hainan Yun Jiang Technology Co., Ltd., a high-tech enterprise that engages primarily in the business of providing on-line and off-line education services powered by artificial intelligence technologies.

Impairment losses for the years ended December 31, 2016, 2017 and 2018, were nil, US$230 and US$2,605, respectively, and a cumulative impairment loss of US$2,835 was recognized as of December 31, 2018. Upward adjustments in accordance with ASC321 for the years ended December 31, 2016, 2017 and 2018 were nil, nil and US$18,013, respectively.